Investment Portfolioas of June 30, 2022 (Unaudited)
DWS Capital Growth Fund
	Shares	Value ($)

Common Stocks 99.7%
Communication Services 11.4%
Entertainment 3.0%
Activision Blizzard, Inc.	126,978	9,886,507
Live Nation Entertainment, Inc.*	157,549	13,010,397
Netflix, Inc.*	46,651	8,157,860
Spotify Technology SA*	85,448	8,017,586
Walt Disney Co.*	99,030	9,348,432
		48,420,782
Interactive Media & Services 7.1%
Alphabet, Inc. "A"*	20,070	43,737,748
Alphabet, Inc. "C"*	21,620	47,292,669
Match Group, Inc.*	164,644	11,474,040
Meta Platforms, Inc. "A"*	68,888	11,108,190
Snap, Inc. "A"*	173,837	2,282,480
		115,895,127
Wireless Telecommunication Services 1.3%
T-Mobile U.S., Inc.*	160,326	21,570,260
Consumer Discretionary 12.4%
Diversified Consumer Services 1.2%
Chegg, Inc.*	201,777	3,789,372
Terminix Global Holdings, Inc.*	392,532	15,956,426
		19,745,798
Hotels, Restaurants & Leisure 1.4%
McDonald's Corp.	49,077	12,116,130
Planet Fitness, Inc. "A"*	142,712	9,705,843
		21,821,973
Internet & Direct Marketing Retail 4.3%
Amazon.com, Inc.*	663,871	70,509,739
Multiline Retail 0.8%
Dollar General Corp.	52,285	12,832,830
Specialty Retail 3.4%
Burlington Stores, Inc.*	30,946	4,215,773
CarMax, Inc.*	126,979	11,489,060
Home Depot, Inc.	145,996	40,042,323
		55,747,156
Textiles, Apparel & Luxury Goods 1.3%
Lululemon Athletica, Inc.*	41,504	11,314,406
NIKE, Inc. "B"	98,816	10,098,995
		21,413,401
Consumer Staples 2.7%
Beverages 0.3%
Constellation Brands, Inc. "A"	24,266	5,655,434

Food & Staples Retailing 1.7%
Costco Wholesale Corp.	56,493	27,075,965
Personal Products 0.7%
Estee Lauder Companies, Inc. "A"	45,719	11,643,258
Financials 5.7%
Capital Markets 1.4%
Intercontinental Exchange, Inc.	244,311	22,975,006
Consumer Finance 0.8%
American Express Co.	60,031	8,321,497
SoFi Technologies, Inc.* (a)	780,376	4,112,582
		12,434,079
Insurance 3.5%
Progressive Corp.	500,125	58,149,534
Health Care 13.1%
Biotechnology 0.2%
Exact Sciences Corp.*	91,789	3,615,569
Health Care Equipment & Supplies 3.9%
DexCom, Inc.*	309,299	23,052,054
Hologic, Inc.*	348,747	24,168,167
Intuitive Surgical, Inc.*	53,416	10,721,125
The Cooper Companies, Inc.	21,454	6,717,677
		64,659,023
Health Care Providers & Services 0.6%
agilon health, Inc.*	429,923	9,385,219
Life Sciences Tools & Services 6.7%
Charles River Laboratories International, Inc.*	42,676	9,131,384
Danaher Corp.	141,120	35,776,742
Thermo Fisher Scientific, Inc.	118,830	64,557,962
		109,466,088
Pharmaceuticals 1.7%
Zoetis, Inc.	160,800	27,639,912
Industrials 7.7%
Aerospace & Defense 0.4%
TransDigm Group, Inc.*	12,181	6,537,177
Building Products 0.4%
Trex Co., Inc.*	120,199	6,541,230
Electrical Equipment 2.5%
AMETEK, Inc.	229,457	25,215,030
Generac Holdings, Inc.*	76,589	16,128,111
		41,343,141
Machinery 0.5%
Deere & Co.	28,166	8,434,872

Professional Services 2.6%
TransUnion	297,432	23,791,586
Verisk Analytics, Inc.	110,348	19,100,135
		42,891,721
Road & Rail 1.0%
Norfolk Southern Corp.	51,273	11,653,840
Uber Technologies, Inc.*	214,538	4,389,448
		16,043,288
Trading Companies & Distributors 0.3%
SiteOne Landscape Supply, Inc.*	35,866	4,263,391
Information Technology 44.3%
IT Services 6.1%
Cloudflare, Inc. "A"*	93,630	4,096,313
Global Payments, Inc.	145,345	16,080,971
Mastercard, Inc. "A"	131,513	41,489,721
PayPal Holdings, Inc.*	82,337	5,750,416
Twilio, Inc. "A"*	84,558	7,086,806
Visa, Inc. "A"	123,499	24,315,718
		98,819,945
Semiconductors & Semiconductor Equipment 5.7%
Advanced Micro Devices, Inc.*	213,436	16,321,451
Analog Devices, Inc.	137,018	20,016,960
Applied Materials, Inc.	178,627	16,251,484
MKS Instruments, Inc.	76,885	7,890,708
NVIDIA Corp.	215,372	32,648,241
		93,128,844
Software 21.4%
Adobe, Inc.*	79,944	29,264,301
Atlassian Corp. PLC "A"*	28,629	5,365,075
Avalara, Inc.*	111,510	7,872,606
Box, Inc. "A"*	193,613	4,867,431
Dynatrace, Inc.*	233,389	9,204,862
Five9, Inc.*	97,291	8,867,102
Intuit, Inc.	53,609	20,663,053
Microsoft Corp.	664,145	170,572,360
Roper Technologies, Inc.	37,233	14,694,003
Salesforce, Inc.*	127,865	21,102,840
ServiceNow, Inc.*	58,255	27,701,417
Synopsys, Inc.*	96,793	29,396,034
		349,571,084
Technology Hardware, Storage & Peripherals 11.1%
Apple, Inc.	1,325,945	181,283,200
Materials 0.6%
Construction Materials
Vulcan Materials Co.	67,389	9,575,977

Real Estate 1.8%
Equity Real Estate Investment Trusts (REITs)
Equinix, Inc.	20,549	13,501,104
Prologis, Inc.	135,375	15,926,869
		29,427,973
Total Common Stocks (Cost $779,939,489)		1,628,517,996

Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (b) (c) (Cost $4,486,875)	4,486,875	4,486,875

Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 1.36% (b) (Cost $4,309,036)	4,309,036	4,309,036

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $788,735,400)	100.2	1,637,313,907
Other Assets and Liabilities, Net	(0.2)	(3,861,624)
Net Assets	100.0	1,633,452,283
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended June 30, 2022 are as follows:
Value ($) at 9/30/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 6/30/2022	Value ($) at 6/30/2022
Securities Lending Collateral 0.3%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.28% (b) (c)
104,537,510	—	100,050,635 (d)	—	—	55,197	—	4,486,875	4,486,875
Cash Equivalents 0.2%
DWS Central Cash Management Government Fund, 1.36% (b)
8,180,584	167,650,071	171,521,619	—	—	17,296	—	4,309,036	4,309,036
112,718,094	167,650,071	271,572,254	—	—	72,493	—	8,795,911	8,795,911

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at June 30, 2022 amounted to $4,112,318, which is 0.3% of net assets.

(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended June 30, 2022.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$1,628,517,996	$—	$—	$1,628,517,996
Short-Term Investments (a)	8,795,911	—	—	8,795,911
Total	$1,637,313,907	$—	$—	$1,637,313,907

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DCGF-PH3
R-080548-1 (1/23)